LONG-TERM DEBT AND CREDIT FACILITIES - Other (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Long-term debt
Long-term debt and credit facilities	$ 1,424.2	$ 1,837.4
Operations in Brazil, Mauritania, Ghana and Chile
Long-term debt
Surety bonds	$ 175.6	184.7
Fees incured (as a percentage)	0.74%
Letter of Credit guarantee facility
Long-term debt
Maximum borrowing capacity	$ 300.0
Borrowings, maturity	June 30, 2022
Long-term debt and credit facilities	$ 228.9	227.8
Fees incured (as a percentage)	0.75%
Surety bonds
Long-term debt
Surety bonds	$ 290.1	$ 276.5
Fees incured (as a percentage)	0.50%